RISKS AND UNCERTAINTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

NOTE 12- RISKS AND UNCERTAINTIES

Credit Risk – The carrying amount of accounts receivable included in the balance sheet represents the Company’s exposure to credit risk in relation to its financial assets. No other financial asset carries a significant exposure to credit risk. The Company performs ongoing credit evaluations of each customer’s financial condition. The Company maintains allowances for doubtful accounts and such allowances in the aggregate have not exceeded management’s estimates.

The Company has its cash in bank deposits primarily at state owned banks located in the PRC. Historically, deposits in PRC banks have been secured due to the state policy of protecting depositors’ interests. The PRC promulgated a Bankruptcy Law in August 2006, effective June 1, 2007, which contains provisions for the implementation of measures for the bankruptcy of PRC banks. The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500,000.

Interest Rate Risk – The Company is exposed to the risk arising from changing interest rates, which may affect the ability of repayment of existing debts and viability of securing future debt instruments within the PRC.

Currency Risk - A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2021	December 31, 2020
Year-end spot rate	US$1=RMB 6.4434	US$1=RMB 6.5250
Average rate	US$1=RMB 6.4701	US$1=RMB 6.9042

And average rate for September 30, 2021 is US$=RMB6.4701

Concentrations - The Company sells its products primarily through direct customers in the PRC and to some extent, the overseas customers in European countries and East Asia such as South Korea and Taiwan (Refer to Note 12). Sales to customers individually exceeded 10% of the Company’s revenues for the three and nine month periods ended September 30, 2021 and 2020, are as follows:

For the three-month periods ended September 30, 2021 and 2020, five customers accounted for 21.3%, 15.5%, 15.4%, 14.0% and 11.4%, and five customers accounted for 18.5%, 16.3%, 15.0%, 12.5% and 12.5%, respectively, of the Company’s total revenue.

For the nine-month periods ended September 30, 2021 and 2020, five customers accounted for 18.9%, 17.5%, 14.6%, 14.1% and 11.4%, and five customers accounted for 18.0%, 17.3%, 14.5%, 13.5% and 11.4%, respectively, of the Company’s total revenue.

And the Company’s top ten customers aggregately accounted for 98.1 and 99.4 % of the total revenue for the three-month periods ended September 30, 2021 and 2020, and 96.7% and 98.5% for the nine-month periods ended September 30, 2021 and 2020.

As of September 30, 2021 and December 31, 2020, seven customers accounted for 97.6%, and four customers accounted for 96.4% of the total accounts receivable balance, respectively.

The Company purchases its raw materials through various suppliers. Raw material purchases from these suppliers which individually exceeded 10% of the Company’s total raw material purchases, accounted for approximately 46.3% (four suppliers) and 28.3% (two supplier) for the three-month periods, respectively, 25.1% (two suppliers) and 37.6% (three suppliers) for the nine-month periods ended September 30, 2021 and 2020, respectively.

NOTE 12- RISKS AND UNCERTAINTIES

Credit Risk – The carrying amount of accounts receivable included in the balance sheet represents the Company’s exposure to credit risk in relation to its financial assets. No other financial asset carries a significant exposure to credit risk. The Company performs ongoing credit evaluations of each customer’s financial condition. The Company maintains allowances for doubtful accounts and such allowances in the aggregate have not exceeded management’s estimates.

The Company has its cash in bank deposits primarily at state owned banks located in the PRC. Historically, deposits in PRC banks have been secured due to the state policy of protecting depositors’ interests. The PRC promulgated a Bankruptcy Law in August 2006, effective June 1, 2007, which contains provisions for the implementation of measures for the bankruptcy of PRC banks. The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500,000.

Interest Rate Risk – The Company is exposed to the risk arising from changing interest rates, which may affect the ability of repayment of existing debts and viability of securing future debt instruments within the PRC.

Currency Risk - A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Concentrations - The Company sells its products primarily through direct customers in the PRC and to some extent, the overseas customers in European countries and East Asia such as South Korea and Taiwan. For the year ended December 31, 2020, five customers accounted for 17.8%, 15.9%, 14.6%, 12.7%, and 12.2%, respectively, of the Company’s revenue. For the year ended December 31, 2019, five customers accounted for 16.7%, 16.6%, 13.1%, 12.6%, and 11.6%, respectively, of the Company’s revenue.

And the Company’s top 10 customers aggregately accounted for 98.5% and 98.6% of the total revenue for the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020 four customers accounted for 18.2%, 16.0%, and 13.2% of the total accounts receivable balance, respectively. As of December 31, 2019, four customers accounted for 18.6%, 17.4%, 15.8% and 14.0% of the total accounts receivable balance, respectively.

The Company purchases its raw materials through various suppliers. Raw material purchases from these suppliers which individually exceeded 10% of the Company’s total raw material purchases, accounted for approximately 37.5% (three suppliers) and 33.7% (three suppliers) of the Company’s total raw material purchases for the years ended December 31, 2020 and 2019, respectively.